Shareholder Report, Line Graph (Details) B027628_Direxion Daily BA Bear 1X Shares_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Apr. 23, 2025	Oct. 31, 2025
Direxion Daily BA Bear 1X Shares
Account Value [Line Items]
Line Graph and Table Measure Name		Direxion Daily BA Bear 1X Shares NAV
Accumulated Value	$ 10,000	$ 8,010
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000	$ 13,019
The Boeing Company [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		The Boeing Company
Accumulated Value	$ 10,000	$ 12,369